Income per share (Tables)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of computation for basic and diluted income per share	The following is the computation for basic and diluted income per share:
	Three Months EndedJune 30,		Six Months EndedJune 30,
(1)	2019	2018	2019	2018
	(in thousands, except per share amounts)
Net income	$9,664	$8,797	$19,102	$17,285
Weighted average basic shares outstanding	1,854	1,852	1,854	1,853
Add: Effect of dilutive securities	10	5	9	3
Weighted average diluted shares outstanding	1,864	1,857	1,863	1,856
Earnings per share:
Basic	$5.21	$4.75	$10.30	$9.33
Diluted	$5.18	$4.74	$10.25	$9.31
3